other comprehensive income (Tables)	6 Months Ended
Jun. 30, 2026
other comprehensive income
Schedule of other comprehensive income

		Three-month period ended June 30, 2025					Three-month period ended June 30, 2026
		Accumulated					Accumulated
		balance,				Accumulated	balance,				Accumulated
		beginning of	Amount	Income		balance, end	beginning of	Amount	Income		balance, end
(millions)	Note	period	arising	taxes	Net	of period	period	arising	taxes	Net	of period
Items that may subsequently be reclassified to income
Change in unrealized fair value of derivatives designated as cash flow hedges	4(e)
Derivatives used to manage currency risk
Unrealized gains (losses) arising			$(343)	$(41)				$67	$(4)
Realized (gains) losses reclassified to net income			326	52				(220)	(33)
		$(256)	(17)	11	$(28)	$(284)	$(194)	(153)	(37)	$(116)	$(310)
Derivatives used to manage other market risks	2(a)
Unrealized gains (losses) arising			35	9				8	3
Realized (gains) losses reclassified to net income			(1)	—				(2)	(1)
		(16)	34	9	25	9	(16)	6	2	4	(12)
Total		(272)	17	20	(3)	(275)	(210)	(147)	(35)	(112)	(322)
Cumulative foreign currency translation adjustment		229	(78)	—	(78)	151	191	62	—	62	253
Item never reclassified to income
Change in measurement of investment financial assets
Unrealized gains (losses) arising			1	—				(3)	—
Realized gains (losses)			3	1				1	—
		62	4	1	3	65	59	(2)	—	(2)	57
Accumulated other comprehensive income (loss)		$19	(57)	21	(78)	$(59)	$40	(87)	(35)	(52)	$(12)
Attributable to:
Common Shares		$(61)				$(85)	$40				$(12)
Non-controlling interests		80				26	—				—
		$19				$(59)	$40				$(12)
Item never reclassified to income
Employee defined benefit plan re‑measurements	15(a)		36	9	27			(1)	—	(1)
Other comprehensive income			$(21)	$30	$(51)			$(88)	$(35)	$(53)

		Six-month period ended June 30, 2025					Six-month period ended June 30, 2026
		Accumulated					Accumulated
		balance,				Accumulated	balance,				Accumulated
		beginning of	Amount	Income		balance, end	beginning of	Amount	Income		balance, end
(millions)	Note	period	arising	taxes	Net	of period	period	arising	taxes	Net	of period
Items that may subsequently be reclassified to income
Change in unrealized fair value of derivatives designated as cash flow hedges	4(e)
Derivatives used to manage currency risk
Unrealized gains (losses) arising			$(323)	$(30)				$268	$29
Realized (gains) losses reclassified to net income			320	51				(394)	(59)
		$(260)	(3)	21	$(24)	$(284)	$(214)	(126)	(30)	$(96)	$(310)
Derivatives used to manage other market risks
Unrealized gains (losses) arising			17	5				(18)	(4)
Realized (gains) losses reclassified to net income			(3)	(1)				(3)	(1)
		(1)	14	4	10	9	4	(21)	(5)	(16)	(12)
Total		(261)	11	25	(14)	(275)	(210)	(147)	(35)	(112)	(322)
Cumulative foreign currency translation adjustment		169	(18)	—	(18)	151	150	103	—	103	253
Item never reclassified to income
Change in measurement of investment financial assets
Unrealized gains (losses) arising			3	—				(3)	—
Realized gains (losses)			6	2				(5)	(1)
		58	9	2	7	65	64	(8)	(1)	(7)	57
Accumulated other comprehensive income (loss)		$(34)	2	27	(25)	$(59)	$4	(52)	(36)	(16)	$(12)
Attributable to:
Common Shares		$(105)				$(85)	$4				$(12)
Non-controlling interests		71				26	—				—
		$(34)				$(59)	$4				$(12)
Item never reclassified to income
Employee defined benefit plan re‑measurements	15(a)		35	9	26			16	4	12
Other comprehensive income			$37	$36	$1			$(36)	$(32)	$(4)